DIVIDENDS	12 Months Ended
Dec. 31, 2025
DIVIDENDS
DIVIDENDS

27. DIVIDENDS

In August 2023, the Group’s board of directors approved a special cash dividend of US$0.057 per ordinary share, or US$0.171 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on September 15, 2023, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$198.5 million dividend has been paid out during 2023, which funded by surplus cash on the Company’s balance sheet.

In March 2024, the Group’s board of directors approved a final cash dividend of US$0.117 per ordinary share, or US$0.351 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 5, 2024, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$398.8 million dividend has been paid out during 2024, which funded by surplus cash on the Company’s balance sheet.

In March 2025, the Group’s board of directors approved a final cash dividend of US$0.12 per ordinary share, or US$0.36 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 9, 2025, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$401.6 million dividend has been paid out during 2025, which funded by surplus cash on the Company’s balance sheet.